Non-cash share-based compensation - Summary of assumptions Vesting Details (Detail) - Equity awards [member]	6 Months Ended
	Jun. 30, 2021 shares € / shares	Jun. 30, 2020 shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-Average fair values of stock options granted	€ 5.76	€ 7.00
Risk-free interest rate	0.00%	0.00%
Share entitlement per options | shares	1	1
Expected term (in years)	6.15	6.15
Vesting conditions	Service	Service
Vesting period	Graded	Graded
Bottom of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	€ 14.36	€ 8.27
Grant date share fair value	€ 12.69	€ 9.14
Expected volatility	59.90%	61.30%
Top of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	€ 19.44	€ 15.84
Grant date share fair value	€ 16.54	€ 15.76
Expected volatility	60.10%	62.80%